Variable Portfolio – Conservative Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Aggressive Portfolio

Prospectus May 1, 2012

> This prospectus describes five Funds. The objective of each Fund is a high level of total return that is consistent with an acceptable level of risk.

Each above-named Fund offers Class 2 and Class 4 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. There is no exchange ticker symbols associated with shares of the Funds.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured  ¡ May Lose Value  ¡ No Bank Guarantee

SUMMARIES OF THE FUNDS

Investment Objective, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of Variable Portfolio – Conservative Portfolio	3p
Summary of Variable Portfolio – Moderately Conservative Portfolio	7p
Summary of Variable Portfolio – Moderate Portfolio	12p
Summary of Variable Portfolio – Moderately Aggressive Portfolio	16p
Summary of Variable Portfolio – Aggressive Portfolio	21p
More Information About the Funds	26p
Investment Objectives	26p
Principal Investment Strategies of the Funds	26p
Principal Risks of Investing in the Funds	28p
More About Annual Fund Operating Expenses and Past Performance	30p
Other Investment Strategies and Risks	30p
Fund Management and Compensation	31p
Additional Services and Compensation	32p
Payments to Affiliated Insurance Companies	33p
Potential Conflicts of Interest	33p
Additional Management Information	33p
Buying, Selling and Transferring Shares	35p
Description of Share Classes	35p
Share Price Determination	35p
Buying Shares	36p
Transferring/Selling Shares	36p
Distributions and Taxes	38p
Financial Highlights	39p
Appendix A: Underlying Funds — Investment Objectives and Strategies	A.1
Appendix B: Underlying Funds — Risks	B.1

2p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Summary of Variable Portfolio – Conservative Portfolio

(Conservative Portfolio)

INVESTMENT OBJECTIVE

Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.61%	0.61%
Total annual fund operating expenses	0.88%	0.88%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Portfolio	1 year	3 years	5 years	10 years
Class 2	$89	$279	$486	$1,083
Class 4	$89	$279	$486	$1,083

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
15-25%	65-75%	5-15%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	3p

Conservative Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

4p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Conservative Portfolio

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown:
¡ Highest return for a calendar quarter was 3.23% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -3.13% (quarter ended September 30, 2011).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	5p

Conservative Portfolio

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Conservative Portfolio:
Class 2	3.23%	5.57%
Class 4	3.23%	5.57%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.11%	*
Blended Index (consists of 70% Barclays, 14% Russell 3000, 10% Citigroup and 6% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	4.97%	5.74%	*

*	Return from 4/30/10

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

6p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Summary of Variable Portfolio – Moderately Conservative Portfolio

(Moderately Conservative Portfolio)

INVESTMENT OBJECTIVE

Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Conservative Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.66%	0.66%
Total annual fund operating expenses	0.93%	0.93%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Conservative Portfolio	1 year	3 years	5 years	10 years
Class 2	$95	$297	$516	$1,147
Class 4	$95	$297	$516	$1,147

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
30-40%	55-65%	0-10%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	7p

Moderately Conservative Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

8p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Conservative Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderately Conservative Portfolio intends to invest a significant portion of its assets in fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	9p

Moderately Conservative Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 4.28% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -5.82% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderately Conservative Portfolio:
Class 2	1.86%	5.83%
Class 4	1.95%	5.94%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Citigroup 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	0.11%	*
Blended Index (consists of 60% Barclays, 24.5% Russell 3000, 5% Citigroup and 10.5% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	3.74%	5.65%	*

*	Return from 4/30/10

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Citigroup 3-Month U.S. Treasury Bill Index (Citigroup Index) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

10p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Conservative Portfolio

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	11p

Summary of Variable Portfolio – Moderate Portfolio

(Moderate Portfolio)

INVESTMENT OBJECTIVE

Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderate Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.71%	0.71%
Total annual fund operating expenses	0.98%	0.98%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderate Portfolio	1 year	3 years	5 years	10 years
Class 2	$100	$312	$543	$1,206
Class 4	$100	$312	$543	$1,206

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
45-55%	45-55%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

12p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderate Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	13p

Moderate Portfolio

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderate Portfolio intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 5.54% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -8.81% (quarter ended September 30, 2011).

14p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderate Portfolio

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderate Portfolio:
Class 2	0.27%	6.24%
Class 4	0.36%	6.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross)(reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Blended Index (consists of 50% Barclays, 35% Russell 3000 and 15% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	2.45%	7.87%

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark) and the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	15p

Summary of Variable Portfolio – Moderately Aggressive Portfolio

(Moderately Aggressive Portfolio)

INVESTMENT OBJECTIVE

Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Moderately Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.75%	0.75%
Total annual fund operating expenses	1.02%	1.02%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Moderately Aggressive Portfolio	1 year	3 years	5 years	10 years
Class 2	$104	$325	$565	$1,254
Class 4	$104	$325	$565	$1,254

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
60-70%	30-40%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

16p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Aggressive Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	17p

Moderately Aggressive Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Moderately Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Issuer Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

18p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Moderately Aggressive Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 6.78% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -11.78% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Moderately Aggressive Portfolio:
Class 2	-1.43%	6.18%
Class 4	-1.34%	6.29%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
MSCI ACWI ex-U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Blended Index (consists of 45.5% Russell 3000, 35% Barclays and 19.5% MSCI ACWI ex-U.S. (Gross)) (reflects no deduction for fees, expenses or taxes)	0.73%	8.05%

The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (bond benchmark) and the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	19p

Moderately Aggressive Portfolio

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

20p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Summary of Variable Portfolio – Aggressive Portfolio

(Aggressive Portfolio)

INVESTMENT OBJECTIVE

Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.

FEES AND EXPENSES OF THE FUND

This table describes the Fund’s fees and expenses that you may pay if you buy a variable annuity or life insurance policy and allocate your purchase payments or premiums to subaccounts that invest in the Fund. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher. In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired fund fees and expenses,” based on its allocations to the underlying funds, is as shown. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.

Aggressive Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 2	Class 4
Management fees	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	0.25%
Other expenses	0.02%	0.02%
Acquired fund fees and expenses	0.79%	0.79%
Total annual fund operating expenses	1.06%	1.06%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a subaccount that invests in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees or expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Portfolio	1 year	3 years	5 years	10 years
Class 2	$108	$337	$586	$1,299
Class 4	$108	$337	$586	$1,299

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. The Fund may invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Equity	Fixed Income	Cash
75-85%	15-25%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. Columbia Management Investment Advisers, LLC (the Investment Manager) may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	21p

Aggressive Portfolio

In selecting the proportion of the Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, on a broad range of aspects related to the management of the Fund including, but not limited to, the Fund’s asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Fund’s investment activities. The Fund may also invest in derivative instruments to achieve its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

22p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Aggressive Portfolio

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. Since Aggressive Portfolio intends to invest a significant portion of its assets in equity asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for the full calendar year shown. The table shows how the Fund’s average annual total returns compare to its benchmark indices as well as a blended index. The Fund’s returns do not reflect the fees and expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total returns for all periods shown.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	23p

Aggressive Portfolio

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

CLASS 2 ANNUAL TOTAL RETURNS

(calendar year)

During the periods shown:

¡ Highest return for a calendar quarter was 7.89% (quarter ended December 31, 2011).
¡ Lowest return for a calendar quarter was -14.50% (quarter ended September 30, 2011).

Average Annual Total Returns
(for periods ended December 31, 2011)	1 year	Since inception (5/7/10)
Aggressive Portfolio:
Class 2	-3.10%	6.23%
Class 4	-2.92%	6.35%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	10.01%
MSCI ACWI ex-U.S. (Gross) (reflects no deduction for fees, expenses or taxes)	-13.33%	3.62%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.65%
Blended Index (consists of 56% Russell 3000, 24% MSCI ACWI ex-U.S. (Gross) and 20% Barclays) (reflects no deduction for fees, expenses or taxes)	-1.03%	8.14%

The Russell 3000 Index (domestic equity benchmark), the MSCI All Country World Index (ACWI) ex-U.S. (Gross) (international equity benchmark) and the Barclays U.S. Aggregate Bond Index (bond benchmark) are components of the Blended Index.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010
Kent M. Bergene	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund.

Please refer to your variable annuity contract or life insurance policy prospectus, as applicable, for more information.

24p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Aggressive Portfolio

TAX INFORMATION

The Fund will be treated as a partnership for federal income tax purposes, and does not expect to make regular distributions to shareholders. All distributions by the Fund are automatically reinvested in additional Fund shares. The reinvestment price is the next calculated NAV after the distribution is paid.

FINANCIAL INTERMEDIARY COMPENSATION

The Fund is sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). The Companies may receive payments from affiliates and non-affiliates for including the Fund and unaffiliated funds, respectively, as investment options in the products. These payments may create a conflict of interest by influencing the Companies’ decision regarding which funds to include in a product. Employees of the Companies and their affiliates, including affiliated broker-dealers, may be separately incented to include the Fund in the product or, if included, recommend the sale of Fund shares, as employee compensation (directly or indirectly) and business unit operating goals at all levels are tied to the company’s success. See the product prospectus for more information regarding these payments and allocations.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	25p

More Information About the Funds

INVESTMENT OBJECTIVES

The objective of each Fund is to provide a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each Fund’s levels of risk and potential for return relative to one another.

Variable Portfolio – Conservative Portfolio (Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

Variable Portfolio – Moderately Conservative Portfolio (Moderately Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Variable Portfolio – Moderate Portfolio (Moderate Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Variable Portfolio – Moderately Aggressive Portfolio (Moderately Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Variable Portfolio – Aggressive Portfolio (Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only the Board of Trustees (the Board) can change the Fund’s objective.

Conservative Portfolio, Moderately Conservative Portfolio, Moderate Portfolio, Moderately Aggressive Portfolio and Aggressive Portfolio are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The funds in which the Funds invest are referred to as the “underlying funds” or “acquired funds.” Investments by the Funds referred to above are made through investments in underlying funds or derivative instruments.

Please remember that you may not buy (nor will you own) shares of a Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments or premiums to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk, but prefer to have investment decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in a combination of underlying funds, the Funds seek to minimize the risks associated with investing in a single fund.

The Funds seek to achieve their objectives by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash. Under normal market conditions, the Funds intend to invest in each asset class within the following target asset allocation ranges:

Fund	Asset Classes (Target Allocation Range – Under Normal Market Conditions)*
	Equity	Fixed Income	Cash
Conservative	15-25%	65-75%	5-15%
Moderately Conservative	30-40%	55-65%	0-10%
Moderate	45-55%	45-55%	0-5%
Moderately Aggressive	60-70%	30-40%	0-5%
Aggressive	75-85%	15-25%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the range identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees. Allocation ranges include the Fund’s exposure to derivatives.

26p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

In selecting the proportion of a Fund’s assets to be invested within and across each of the three primary asset classes, the Investment Manager considers the independent analysis of Morningstar Associates, an independent investment consultant, on a broad range of aspects related to the management of the Funds including, but not limited to, the Funds’ asset allocation targets, the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional underlying funds. The Investment Manager retains full discretion over the Funds’ investment activities.

The Investment Manager monitors underlying fund selections, allocations and investment performance, and will take actions it deems appropriate to position the Funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. The Investment Manager will implement the Funds’ asset allocation process by directing net cash inflows (outflows) to purchase (redeem) shares of the underlying funds which are underweight (overweight) the then-current target allocation, purchasing or redeeming shares of the underlying funds to maintain or change the percentage of a Fund’s assets invested in the underlying funds, or investing directly in derivatives to seek targeted asset class levels.

The Funds may also invest directly in derivatives to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. Derivatives that the Funds may invest in include index futures, Treasury futures, currency forwards, index-based total return swaps and index-based credit default swaps.

UNDERLYING FUNDS

Each Fund has exposure to risks of many areas of the market through its investments in the underlying funds and derivatives, such as future contracts and credit default swaps. Below are the underlying funds available to the Funds within each asset class. Certain underlying funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager for those purposes. A description of the underlying funds’ investment objectives and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statements of Additional Information for the underlying funds are incorporated by reference into this prospectus and are available free of charge by calling 800.345.6611.

Equity

Columbia Variable Portfolio – Contrarian Core Fund, Columbia Variable Portfolio – Diversified Equity Income Fund, Columbia Variable Portfolio – Dynamic Equity Fund, Columbia Variable Portfolio – Emerging Markets Opportunity Fund, Columbia Variable Portfolio – International Opportunity Fund, Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Columbia Variable Portfolio – Select Large-Cap Value Fund, Columbia Variable Portfolio – Select Smaller-Cap Value Fund, Variable Portfolio – American Century Growth Fund, Variable Portfolio – AQR Managed Futures Strategy Fund, Variable Portfolio –Columbia Wanger International Equities Fund, Variable Portfolio – Columbia Wanger U.S. Equities Fund, Variable Portfolio –Davis New York Venture Fund, Variable Portfolio – DFA International Value Fund, Variable Portfolio – Goldman Sachs Mid Cap Value Fund, Variable Portfolio – Invesco International Growth Fund, Variable Portfolio – Jennison Mid Cap Growth Fund, Variable Portfolio – Marsico Growth Fund, Variable Portfolio – MFS Value Fund, Variable Portfolio – Mondrian International Small Cap Fund, Variable Portfolio – Morgan Stanley Global Real Estate Fund, Variable Portfolio – NFJ Dividend Value Fund, Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Variable Portfolio – Partners Small Cap Growth Fund, Variable Portfolio – Partners Small Cap Value Fund and Variable Portfolio – Pyramis® International Equity Fund.

Fixed Income

Columbia Variable Portfolio – Diversified Bond Fund, Columbia Variable Portfolio – Emerging Markets Bond Fund, Columbia Variable Portfolio – Global Bond Fund, Columbia Variable Portfolio – Global Inflation Protected Securities Fund, Columbia Variable Portfolio – High Yield Bond Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Limited Duration Credit Fund, Columbia Variable Portfolio – Short Duration U.S. Government Fund, Columbia Variable Portfolio – Strategic Income Fund, Variable Portfolio – American Century Diversified Bond Fund, Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Variable Portfolio – Eaton Vance Global Macro Advantage Fund, Variable Portfolio – J.P. Morgan Core Bond Fund, Variable Portfolio – PIMCO Mortgage-Backed Securities Fund and Variable Portfolio – Wells Fargo Short Duration Government Fund.

Cash

Columbia Variable Portfolio-Cash Management Fund.

Pyramis is a registered service mark of FMR LLC. Used under license.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	27p

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their “funds of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of each Fund will be invested in underlying funds, each Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective(s) will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund.

In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Derivatives Risk — Credit Default Swaps. The Fund may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the Fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

28p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts, including treasury futures and index futures, for investment purposes, for risk management (hedging) purposes, and to increase market exposure and investment flexibility, or to obtain or reduce credit exposure. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Derivatives Risk — Total Return Equity Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged (creating Leverage Risk) and are subject to counterparty risk, pricing risk (i.e., swaps may be difficult to value) and liquidity risk (i.e., may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses).

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Funds have exposure to the risks of many areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth in Appendix B are typically greater for Moderate Portfolio relative to Conservative Portfolio, and greater still for Aggressive Portfolio relative to both Moderate Portfolio and Conservative Portfolio. In addition to a Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Funds) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	29p

MORE ABOUT ANNUAL FUND OPERATING EXPENSES AND PAST PERFORMANCE

The following information is presented in addition to, and should be read in conjunction with the information that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses shown in the “Fees and Expenses of the Fund” section of this prospectus are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios are not adjusted to reflect the Fund’s average net assets as of the date of this prospectus or later, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table.

The commitments by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses are expected to provide a limit to the impact of any increase in the Fund’s operating expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses as described in the table below, unless sooner terminated at the sole discretion of the Fund’s Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the amounts shown below:

Fund	Class 2 and Class 4 until April 30, 2013 (excluding acquired fund fees and expenses*)	Class 4 until June 4, 2012 (including acquired fund Fees and expenses*)
Conservative Portfolio	0.32%	0.86%
Moderately Conservative Portfolio	0.32%	0.90%
Moderate Portfolio	0.32%	0.94%
Moderately Aggressive Portfolio	0.32%	0.98%
Aggressive Portfolio	0.32%	0.99%

*	In addition to the fees and expenses which the Funds bear directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and a Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investments in underlying funds, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of fee waivers and/or expense reimbursements on Past Performance. The Fund’s returns shown in the “Past Performance” section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates. Without such fee waivers and/or expense reimbursements, the Fund’s returns would have been lower.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The Investment Manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the Investment Manager identified to implement the allocation. In addition, because the Investment Manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the Investment Manager may have an economic conflict of interest. The Investment Manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

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Investing Defensively. A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, (i) investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds, (ii) holding some or all of its assets in cash or cash equivalents, or (iii) investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. While the Fund is so positioned defensively, derivatives could comprise a substantial portion of the Fund’s investments. See above for more information on the risks of investing in derivatives.

A Fund may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of a Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appear in each Summary of the Funds, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gain when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions. Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), 225 Franklin Street, Boston, MA 02110, is the investment manager to the Funds and various other funds, including other Columbia-branded funds (the Columbia Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Columbia Funds Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Funds do not pay Columbia Management a direct management fee for managing their assets. Under the Funds’ Investment Management Services Agreement (IMS Agreement), however, each Fund pays its taxes, brokerage commissions, and nonadvisory expenses.

A new investment management services agreement (new IMS Agreement) with Columbia Management was approved by the Board in September 2010 and by Fund shareholders at a Joint Special Meeting of Shareholders held on February 15, 2011 in connection with various initiatives to achieve consistent investment management service and fee structures across all Columbia funds. A discussion regarding the basis for the Board approving the new IMS Agreement is available in the Funds’ annual shareholder report for the fiscal year ended December 31, 2010.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	31p

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Funds are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Senior Vice President and Head of Fixed Income.

•	Joined the Investment Manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Funds since May 2010.

•	Sector manager, multi-sector fixed income.

•	Joined the Investment Manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

Kent M. Bergene, Portfolio Manager

•	Managed the Funds since May 2010.

•	Joined the Investment Manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Funds’ investment manager, Columbia Management and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Columbia Management, 225 Franklin Street, Boston, MA 02110, provides or compensates others to provide administrative services to the Funds. These services include administrative, accounting, treasury, and other services. Fees paid by each Fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. 225 Franklin Street, Boston, MA 02110, Inc., (the Distributor) provides underwriting and distribution services to the Funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees on Class 2 and Class 4 shares. The Distributor uses these fees to support its distribution and servicing activity for Class 2 and Class 4 shares. Fees paid by the Fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses of the Fund” for each Fund in the “Summary of the Fund” section of this prospectus. More information on how these fees are used is set forth under “Buying, Selling and Transferring Shares — Description of Share Classes” and in the SAI.

The SAI provides additional information about the services provided under the agreements set forth above.

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PAYMENTS TO AFFILIATED INSURANCE COMPANIES

The Funds are sold exclusively as underlying investment options of variable insurance policies and variable annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Columbia Management and its affiliates make or support payments out of their own resources to the Companies as a result of the Companies including the Funds as investment options in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Funds in the products, as employee compensation and business unit operating goals at all levels are tied to the company’s success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from sponsors of unaffiliated funds or allocation from Columbia Management and its affiliates varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the Funds, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Funds increase. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including Columbia Management, and the Distributor, and the products they offer, including the Funds. These arrangements are sometimes referred to as “revenue sharing payments,” and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the Funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.

POTENTIAL CONFLICTS OF INTEREST

Shares of the Funds may serve as the underlying investments for both variable annuity contracts and variable life insurance policies issued by the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company’s separate accounts of the participating insurance companies might be required to withdraw its investments in the Funds. This might force the Funds to sell securities at disadvantageous prices.

ADDITIONAL MANAGEMENT INFORMATION

Manager of Managers Exemption. Funds managed by Columbia Management have received an order from the Securities and Exchange Commission (SEC) that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	33p

Affiliated Products. Columbia Management serves as Investment Manager to the Columbia Funds, including those that are structured to provide asset-allocation services to shareholders of those funds, including the Funds, (funds of funds) by investing in shares of other Columbia Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products’ investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the Investment Manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts.

Investing in Money Market Funds. The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Investment Manager. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Investment Manager and its affiliates receive fees from affiliated funds for providing advisory and/or other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Funds. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Information regarding certain pending and settled legal proceedings may be found in the Funds’ shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Buying, Selling and Transferring Shares

DESCRIPTION OF SHARE CLASSES

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator Program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York, as described in the prospectus for that annuity contract or life insurance policy. Not all Funds or share classes may be available under your variable annuity contract or life insurance policy. Under a Rule 12b-1 plan adopted by each Fund, Class 2 and Class 4 shares each pay an annual shareholder servicing and distribution (“12b-1”) fee of up to 0.25% of average net assets. Each Fund pays this fee to Columbia Management Investment Distributors, Inc. (the “Distributor”), the principal underwriter of each Fund. The distributor uses this fee to make payments to the insurance companies or their affiliates for services that the insurance companies provide to contract owners who invest in Class 2 and Class 4 shares, and for distribution related expenses. Because these 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

SHARE PRICE DETERMINATION

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of shares of the Fund at the end of each business day. The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that underlying funds hold foreign securities that trade on days that foreign securities markets are open.

The underlying funds’ equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in other open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the underlying fund’s Board. For money market funds, investments are valued at amortized cost, which approximates market value.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	35p

If a market price isn’t readily available or is deemed not to reflect market value, the underlying fund will determine the price of the security held by the underlying fund based on a determination of the security’s fair value pursuant to a policy approved by the underlying fund’s Board. In addition, the underlying fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the underlying fund’s share price is calculated. Foreign exchanges typically close before the time at which underlying fund share prices are calculated, and may be closed altogether on some days when the underlying fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The underlying fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of underlying fund shares. However, when the underlying fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the underlying fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the underlying fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The underlying funds have retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

BUYING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the Fund’s next NAV calculated after your request is received in good form by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your variable annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your variable annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your variable annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the Fund’s next NAV calculated after your request is received in good form by the Fund or an authorized insurance company.

Please refer to your variable annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — Each Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Funds discourage and do not accommodate excessive trading.

Each Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the transfer agent and to those received by selling and/or servicing agents, which includes the affiliated insurance companies.

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Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Fund. For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in underlying funds using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

The assets of the Funds consist primarily of shares of underlying funds. Underlying funds may be more susceptible to the risks of market timing. To the extent that the underlying funds invest significantly in foreign securities traded on markets that close before the underlying fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the underlying fund’s valuation time that influence the value of foreign securities, investors may seek to trade underlying fund shares in an effort to benefit from their understanding of the value of foreign securities as of the underlying fund’s valuation time. This is often referred to as price arbitrage. The underlying funds have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the underlying fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the underlying fund’s shares held by other shareholders.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	37p

Similarly, to the extent that the underlying funds invest significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade the underlying fund’s shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the underlying fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the underlying fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of underlying fund’s shares held by other shareholders, including the Funds. See Appendix A for a list of underlying funds’ investment strategies. See “Pricing and Valuing of Fund Shares” for a discussion of the underlying funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and impact of market timing.

Excessive Trading Practices Policy of Money Market Funds

The money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market fund shares. However, since frequent purchases and sales of money market fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market fund) and disrupting portfolio management strategies, the money market fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market fund has no limits on buy or exchange transactions. In addition, the money market fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Distributions and Taxes

The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENTS

Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to investments in the Funds. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your variable annuity contract or life insurance policy prospectus.

38p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions, if any). Total returns do not reflect payment of expenses that apply to the subaccounts or contract charges, if any, and are not annualized for periods of less than one year. Inclusion of these charges would reduce total return for all periods shown. The information has been derived from the financial statements audited by the Fund’s Independent Registered Public Accounting Firm Ernst & Young LLP, whose report, along with each Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request.

Variable Portfolio – Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.04
Net realized and unrealized gain	0.16	0.55
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.28%	(c)
Net investment income	1.73%	0.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$747,744	$237,556
Portfolio turnover	14%	28%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.52	$9.93
Income from investment operations:
Net investment income	0.18	0.12
Net realized and unrealized gain	0.16	0.47
Total from investment operations	0.34	0.59
Net asset value, end of period	$10.86	$10.52
Total return	3.23%	5.94%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.25%	0.22%	(c)
Net investment income	1.67%	1.84%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,096,659	$1,840,530
Portfolio turnover	14%	28%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	39p

Variable Portfolio – Moderately Conservative Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$10.77	$9.99
Income from investment operations:
Net investment income	0.18	0.03
Net realized and unrealized gain	0.02	0.75
Total from investment operations	0.20	0.78
Net asset value, end of period	$10.97	$10.77
Total return	1.86%	7.81%
Ratios to average net assets~~(b)~~
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.69%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,563,684	$639,226
Portfolio turnover	3%	29%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$10.78	$9.99
Income from investment operations:
Net investment income	0.18	0.10
Net realized and unrealized gain	0.03	0.69
Total from investment operations	0.21	0.79
Net asset value, end of period	$10.99	$10.78
Total return	1.95%	7.91%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.24%	0.21%	(c)
Net investment income	1.61%	1.52%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4,050,272	$4,095,896
Portfolio turnover	3%	29%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

40p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Variable Portfolio – Moderate Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.03
Net realized and unrealized gain (loss)	(0.16)	0.99
Total from investment operations	0.03	1.02
Net asset value, end of period	$11.04	$11.01
Total return	0.27%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.76%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$5,190,987	$2,208,757
Portfolio turnover	3%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.01	$9.99
Income from investment operations:
Net investment income	0.19	0.10
Net realized and unrealized gain (loss)	(0.15)	0.92
Total from investment operations	0.04	1.02
Net asset value, end of period	$11.05	$11.01
Total return	0.36%	10.21%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.69%	1.53%	(c)
Supplemental data
Net assets, end of period (in thousands)	$14,174,096	$15,503,050
Portfolio turnover	3%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	41p

Variable Portfolio – Moderately Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.19	$9.99
Income from investment operations:
Net investment income	0.16	0.03
Net realized and unrealized gain (loss)	(0.32)	1.17
Total from investment operations	(0.16)	1.20
Net asset value, end of period	$11.03	$11.19
Total return	(1.43% )	12.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.27%	0.27%	(c)
Net investment income	1.43%	0.43%	(c)
Supplemental data
Net assets, end of period (in thousands)	$3,179,010	$1,310,385
Portfolio turnover	6%	18%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.20	$9.99
Income from investment operations:
Net investment income	0.15	0.08
Net realized and unrealized gain (loss)	(0.30)	1.13
Total from investment operations	(0.15)	1.21
Net asset value, end of period	$11.05	$11.20
Total return	(1.34% )	12.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.23%	0.20%	(c)
Net investment income	1.34%	1.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$8,792,865	$9,941,377
Portfolio turnover	6%	18%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

42p	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Variable Portfolio – Aggressive Portfolio

	Year ended Dec. 31,
	2011	2010(a)
Class 2
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.11	0.01
Net realized and unrealized gain (loss)	(0.46)	1.38
Total from investment operations	(0.35)	1.39
Net asset value, end of period	$10.94	$11.29
Total return	(3.10% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.27%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.28%	0.27%	(c)
Net investment income	0.99%	0.19%	(c)
Supplemental data
Net assets, end of period (in thousands)	$785,070	$284,243
Portfolio turnover	6%	20%

	Year ended Dec. 31,
	2011	2010(a)
Class 4
Per share data
Net asset value, beginning of period	$11.29	$9.90
Income from investment operations:
Net investment income	0.10	0.03
Net realized and unrealized gain (loss)	(0.43)	1.36
Total from investment operations	(0.33)	1.39
Net asset value, end of period	$10.96	$11.29
Total return	(2.92% )	14.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.28%	0.28%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.20%	0.17%	(c)
Net investment income	0.92%	0.46%	(c)
Supplemental data
Net assets, end of period (in thousands)	$2,297,542	$2,618,433
Portfolio turnover	6%	20%

Notes to Financial Highlights

(a)	For the period from May 7, 2010 (when shares became available) to December 31, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	43p

Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds in which the Funds may invest as part of their principal investment strategies. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the prospectus and statement of additional information for the underlying funds. This prospectus is not an offer for any of the underlying funds. For copies of prospectuses of the underlying funds, which contains this and other information, call 800.345.6611. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies

Equity Funds

Columbia Variable Portfolio – Contrarian Core Fund

The Fund seeks total return, consisting of long-term capital appreciation and current income.

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Investment Manager), believes are undervalued and have the potential for long-term growth and current income.

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.

Columbia Variable Portfolio – Diversified Equity Income Fund

The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Dynamic Equity Fund

The Fund seeks capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies.

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

A.1	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – International Opportunity Fund

The Fund seeks to provide shareholders with capital appreciation.

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Variable Portfolio – Large Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000 Growth Index. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small- and mid-capitalization companies. The Investment Manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

The Fund seeks to provide shareholders with growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Investment Manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap Growth Index (the Index). Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Variable Portfolio – Select Large-Cap Value Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Investment Manager uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.2

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000 Index at the time of investment. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Investment Manager uses a bottom-up stock selection approach. This means that the Investment Manager concentrates on individual company fundamentals, rather than on a particular industry.

Variable Portfolio – American Century Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in common stocks of larger-sized companies selected for their growth prospects. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of larger-sized U.S. companies demonstrating business improvement. The Fund defines larger sized companies as those with a market capitalization greater than $2.5 billion at the time of purchase. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – AQR Managed Futures Strategy Fund

The Fund seeks positive absolute returns.

The Fund pursues its investment objective by investing primarily in a portfolio of futures contracts and futures-related instruments. The Fund may invest without limit in foreign instruments, including emerging market instruments. The Fund’s universe of investments includes futures contracts, futures-related instruments, global developed and emerging market exchange traded futures, total return swaps on equity indices, exchange traded notes and forward contracts across all four major asset classes (commodities, currencies, fixed-income and equities); however, this universe of investments may change as market conditions change and as these instruments evolve over time.

The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund’s subadviser, AQR Capital Management, LLC (AQR), which provides day-to-day portfolio management for the Fund.

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and total return swaps on equity indices, global developed and emerging market currency forwards, commodity futures, swaps on commodity futures, global developed fixed-income futures, bond futures and swaps on bond futures, either by investing directly in those instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows AQR to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

AQR uses proprietary quantitative models to identify price trends in equity, fixed-income, currency and commodity instruments. Once AQR identifies a trend, the Fund will take either a long or short position in the given instrument. When taking a “long” position, the Fund purchases an instrument outright; and when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations.

A.3	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

A “long” position will benefit from an increase in price of the underlying instrument, while a “short” position will benefit from a decrease in price of the underlying instrument. The size of the position taken will relate to AQR’s confidence in the trend continuing as well as AQR’s estimate of the instrument’s risk. In addition, AQR may reduce the Fund’s position in an instrument if the trend strength weakens or for risk management purposes. AQR generally expects that the Fund will have long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times and may have high net long and short exposures.

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by AQR, has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions. Generally, the Subsidiary will invest mainly in commodity futures and/or swaps on commodity futures, but may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered under the Investment Company Act of 1940, and any other investments the Fund may make and other instruments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Fund (which is subject to limitations under U.S. federal tax laws), the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Fund and its Subsidiary will comply on a consolidated basis with asset coverage or segregation requirements. The Fund may invest up to 25% of its total assets in the Subsidiary.

AQR expects the value of the Fund’s assets over short-term periods to be volatile because of the significant use of instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time.

Futures and forward contracts are contractual agreements to buy or sell a particular instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an instrument and results in increased volatility in the Fund, which means the Fund will have the potential for greater losses or gains than if the Fund does not use instruments that have a leveraging effect.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed-income securities and U.S. Government obligations or other high-quality, short-term investments or other liquid assets to meet the Fund’s segregation obligations as a result of its investments in derivatives.

AQR expects to actively and frequently trade instruments in the Fund’s portfolio to carry out its strategies, which may increase brokerage and other transaction costs and have adverse tax consequences.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.4

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Columbia Wanger International Equities Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil) and invests a majority of its net assets in small - and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Variable Portfolio – Columbia Wanger U.S. Equities Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in small- and mid-sized companies. Small- and mid-sized companies are defined as companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Variable Portfolio – Davis New York Venture Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of U.S. companies. Under normal market conditions, the Fund’s assets will be invested primarily in companies with market capitalizations of at least $5 billion at the time of the Fund’s investment. The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Variable Portfolio – DFA International Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio management team determines to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The portfolio management team considers value stocks to be primarily those issued by companies with a high book value in relation to market value (a “book to market ratio”). In assessing value, the portfolio management team may consider additional factors, such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the portfolio management team uses for assessing value are subject to change from time to time. The portfolio management team, using a market capitalization weighted approach, purchases stocks of large companies located in developed market countries that have been designated as approved markets. The portfolio management team may purchase equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country, to gain exposure to companies associated with approved markets. Under normal market conditions, the portfolio management team intends to invest at least 40% of the Funds assets in companies in three or more non-U.S. developed market countries.

A.5	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. For these purposes, the Fund considers mid-cap companies to be those whose market capitalization falls within the range of the Russell Midcap Value Index (the Index). The market capitalization range and the composition of the Index are subject to change.

Variable Portfolio – Invesco International Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 20% of its assets in securities that provide exposure to emerging markets. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.

Variable Portfolio – Jennison Mid Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap Growth Index. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Marsico Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization greater than $5 billion at the time of purchase. Up to 25% of the Fund’s net assets may be invested in foreign investments, including investments in emerging markets.

Variable Portfolio – MFS Value Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund’s assets are invested primarily in equity securities. The Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund may invest up to 25% of its net assets in foreign securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks and depositary receipts for those securities. While the Fund’s assets may be invested in companies of any size, the Fund generally focuses on large-capitalization companies. Large-capitalization companies are defined as those companies with market capitalizations of at least $5 billion at the time of purchase.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.6

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Mondrian International Small Cap Fund

The Fund seeks to provide shareholders with long-term capital growth.

The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies. The Fund’s subadviser considers small cap companies to be those companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range and composition of the Index is subject to change. The Fund may also invest in emerging markets. The Fund may use forward foreign currency contracts, with terms of up to three months on a rolling basis, in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency for immediate settlement in order to purchase foreign securities.

Variable Portfolio – Morgan Stanley Global Real Estate Fund

The Fund seeks to provide shareholders with current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry located throughout the world (Global Real Estate Companies). The Fund is a non-diversified fund that will invest primarily in companies in the real estate industry located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in Global Real Estate Companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. The Fund may reduce this 40% minimum investment amount to 30% if the portfolio managers believe that market conditions for these types of Global Real Estate Companies or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

Variable Portfolio – NFJ Dividend Value Fund

The Fund seeks to provide shareholders with long-term growth of capital and income.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies that pay or are expected to pay dividends. Up to 25% of the Fund’s net assets may be invested in foreign investments, including those from emerging markets.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities. The portfolio managers’ fundamental, bottom-up investment process centers on identifying growth companies. Although the Fund will primarily invest in large capitalization companies as described above, it may invest a portion of its assets in securities of companies with a smaller market capitalization. Further, the Fund may choose to continue to hold a security if the company’s market capitalization falls below its definition of large capitalization companies.

A.7	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Partners Small Cap Growth Fund

The Fund seeks to provide shareholders with long-term capital growth.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in the equity securities of small-capitalization companies. Small-capitalization companies are defined as those companies with a market capitalization of up to $2.5 billion, or that falls within the range of the Russell 2000® Growth Index (the Index). Up to 25% of the Fund’s net assets may be invested in foreign investments.

Variable Portfolio – Partners Small Cap Value Fund

The Fund seeks to provide shareholders with long-term capital appreciation.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000® Value Index. Over time, the market capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. The Fund may invest in any types of securities, including common stocks and Depository Receipts. The Fund may invest up to 25% of its net assets in foreign investments.

Variable Portfolio – Pyramis® International Equity Fund

The Fund seeks to provide shareholders with long-term growth of capital.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential. The Fund will normally invest its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE Index. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index.

Fixed Income Funds

Columbia Variable Portfolio – Diversified Bond Fund

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund may invest in derivatives such as credit default swaps and futures contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.8

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – Emerging Markets Bond Fund

The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation

The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and those in the lower rating categories of recognized rating agencies or considered by the Investment Manager to be of comparable quality. Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

Columbia Variable Portfolio – Global Bond Fund

The Fund seeks to provide shareholders with high total return through income and growth of capital.

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade corporate or government debt obligations, including money market instruments, of issuers located in at least three different countries. Although the Fund emphasizes high- and medium quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. In addition, in pursuing its objective, the Fund, relying on quantitative and qualitative analyses, may enter into various currency-, interest rate- and credit-related transactions involving derivatives instruments, including futures contracts (such as currency, bond, treasury, index and interest rate futures) and forward foreign currency contracts (forwards). The use of these derivatives instruments allows the Fund to obtain net long or net negative (short) exposure to selected currencies, interest rates, and durations risks. The Investment Manager may use these derivatives as well as “to be announced” (TBA) mortgage-backed securities in an effort to produce incremental earnings, for hedging purposes, to obtain increased or decreased exposures to various markets/sectors or to increase investment flexibility. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions by the Investment Manager.

A.9	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term.

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. Government and non-U.S. Governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by U.S. or foreign governments. At the time of purchase, the Fund invests only in securities rated investment grade by a third-party rating agency, or, if unrated, deemed to be of comparable quality by the Investment Manager. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Under normal market conditions, the Fund generally will invest at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. The Investment Manager may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in derivatives such as forward foreign currency contracts. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

Columbia Variable Portfolio – High Yield Bond Fund

The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by the Investment Manager. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.10

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – Income Opportunities Fund

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or if unrated, securities determined by the Investment Manager to be of comparable quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Columbia Variable Portfolio – Limited Duration Credit Fund

The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds and agency, sovereign, supranational and local authority bonds. The Fund targets an average portfolio duration within one year of the duration of the Barclays U.S. 1-5 Year Corporate Index. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments including in emerging markets.

Columbia Variable Portfolio – Short Duration U.S. Government Fund

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. Government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. Government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. Government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. Government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar. The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

A.11	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

Columbia Variable Portfolio – Strategic Income Fund

The Fund seeks total return, consisting of current income and capital appreciation.

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Investment Manager to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

Variable Portfolio – American Century Diversified Bond Fund

The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset- backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume increased credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

The Fund may invest in derivatives such as swaps, including credit default swaps, forward contracts, futures contracts and forward foreign currency contracts in an effort to produce incremental earnings, to hedge existing positions, and to increase market exposure and investment flexibility.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

The Fund seeks to provide shareholders with a high level of current income.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the Fund’s subadviser to be of comparable quality. The Fund may also purchase secured and unsecured subordinated loans (Junior Loans), or other floating rate debt securities, fixed income debt securities and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. Up to 25% of the Fund’s net assets may be invested in foreign investments. In managing the Fund, the Fund’s subadviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Fund’s investment objective.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.12

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Eaton Vance Global Macro Advantage Fund

The Fund seeks total return, consisting of current income and capital appreciation. The Fund pursues its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposure around the world. Normally, the Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks, and commodities-related investments. The Fund may invest in securities of any investment grade, including those rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (Moody’s), or below BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (S&P) or Fitch, Inc. (Fitch)) or in unrated securities considered to be of comparable quality by the investment manager or subadviser (junk investments).

The Fund expects to achieve certain exposures primarily through derivative transactions, including, but not limited to, foreign exchange forward contracts; futures on securities, indices, currencies, commodities, and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, each of which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales, securities lending and may borrow on a non-recourse basis for investment purposes to the extent permitted under the Investment Company Act of 1940. The Fund frequently has significant exposure to foreign investments and derivatives.

Under normal market conditions, the Fund invests in multiple countries and invests at least 40% of its net assets in foreign investments and may have significant exposure to foreign currencies. The Fund’s investments may be highly concentrated in a particular geographic region or country, and it typically will invest a portion of its assets in emerging market countries. For the purposes of determining compliance with this 40% policy, the absolute value of the notional amount of long and short derivative positions is included.

The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), is responsible for oversight of the Fund’s subadviser, Eaton Vance Management (Eaton Vance), which provides day-to-day portfolio management for the Fund. In managing the Fund, Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose. Eaton Vance considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives, commodities or other instruments) in determining the most efficient means for achieving desired exposures. Eaton Vance employs an absolute return investment approach in managing the Fund. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed. Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market. In making investment decisions on behalf of the Fund, Eaton Vance utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including in both developed and emerging markets. Eaton Vance seeks to identify countries and currencies it believes have potential to outperform investments in other counties and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

A.13	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies

The Fund may invest in securities and instruments, including derivatives, indirectly through an offshore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management and subadvised by Eaton Vance, has substantially the same investment objective as the Fund and its investments are consistent with the Fund’s investment restrictions. Generally, the Subsidiary will invest mainly in futures and/or swaps, including, but not limited to, commodity-related futures and swaps, but it may also make any other investments the Fund may make, including investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary may invest without limitation in commodity-linked derivatives. The Fund does not expect to invest more than 25% of its total assets in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund and its Subsidiary expect to hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), fixed income securities and U.S. Government obligations or other high-quality, short-term investments, mortgage-backed securities or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.

The Subsidiary’s commodity-linked investments are expected to produce leveraged exposure to the performance of the commodities markets. In addition to its investments in commodity-linked derivative instruments, the Fund may, through investments in the Subsidiary, invest directly in physical commodities, including but not limited to, gold, silver, platinum and palladium.

Variable Portfolio – J.P. Morgan Core Bond Fund

The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in securities like those included in the Barclays U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. Government, corporate bonds, and mortgage- and asset-backed securities. The Fund does not expect to invest in securities rated below investment grade, although it may hold securities that, subsequent to the Fund’s investment, have been downgraded to a below investment grade rating.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

The Fund seeks to provide shareholders with total return through current income and capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser (as defined below) to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality. The average portfolio duration of the Fund normally varies from one to seven years based on the Subadviser’s forecast for interest rates.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	A.14

Underlying Funds	Investment Objectives and Strategies

Variable Portfolio – Wells Fargo Short Duration Government Fund

The Fund seeks to provide shareholders with current income consistent with capital preservation.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. The Fund may invests up to 20% of its net assets within non-government mortgage and asset-backed securities. In pursuit of the Fund’s objective, the Fund’s subadviser will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by a nationally recognized statistical ratings organization, or are deemed by the subadviser to be of comparable quality. As part of the Fund’s investment strategy, the Fund’s subadviser may invest in stripped securities (securities that have been transformed from a principal amount with periodic interest coupons into a series of zero-coupon bonds, with the range of maturities matching the coupon payment dates and the redemption date of the principal amount) or enter into mortgage dollar rolls and reverse repurchase agreements. In addition, the Fund’s subadviser may invest in mortgage-backed securities guaranteed by U.S. Government agencies, and to a lesser extent, other securities rated AA- or Aa3, that it believes will sufficiently outperform U.S. Treasuries. Generally, the portfolio’s overall dollar-weighted average effective duration is less than that of a 3-year U.S. Treasury note.

Money Market Funds

Columbia Variable Portfolio – Cash Management Fund

The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. Government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. Government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments. Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund’s return. The Fund’s yield will vary from day-to-day.

A.15	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Appendix B

UNDERLYING FUNDS — RISKS

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds and the other securities in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives, as well as the investment performance of the Funds’ other investments. The following is a brief description of certain of the principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statements of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Asset-Backed Securities Risk. The value of the underlying fund’s investments in asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the underlying fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Commodity-Related Investment Risk. The value of commodities investments will generally be affected by overall market movements, commodity index volatility and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, livestock disease, changes in storage costs, and economic health, political, international regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of an underlying fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the underlying fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the underlying fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Price movements in the commodities market may be speculative. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, and may be adversely affected by developments in that jurisdiction.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the underlying fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the underlying fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of an underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The underlying fund may be forced to convert a convertible security at an inopportune time, which may decrease its return.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.1

Counterparty Risk. The underlying fund is subject to the risk that a counterparty to a financial instrument entered into by it or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the underlying fund. The underlying fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality.

Credit Risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the Investment Manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk — Credit Default Swaps. Certain underlying funds may enter into credit default swaps for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A credit default swap enables an investor to buy or sell protection against a credit event, such as, an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps subject the underlying fund to Counterparty Risk, pricing risk (i.e., swaps may be difficult to value) and Liquidity Risk (i.e., may not be possible for the underlying fund to liquidate a swap position at an advantageous time or price, which may result in significant losses). If the underlying fund is selling credit protection, there is a risk that a credit event will occur and that the underlying fund will have to pay the counterparty. If the underlying fund is buying credit protection, there is a risk that no credit event will occur and the underlying fund will receive no benefit for the premium paid.

Derivatives Risk — Forward Contracts. The underlying fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The underlying fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the underlying fund to Counterparty Risk. For a description of the risks associated with mortgage-backed securities, see “Mortgage-Related and Other Asset-Backed Risks”.

Derivatives Risk — Forward Foreign Currency Contracts. Certain underlying funds may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the underlying fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The underlying fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The underlying fund’s investment or hedging strategy may be unable to achieve its objectives. The underlying fund may incur a loss when engaging in offsetting transactions at, or prior to, maturity of a forward foreign currency contract.

Derivatives Risk — Forward Rate Agreements. Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. The underlying fund may act as a buyer or a seller.

Derivatives Risk — Futures Contracts. Certain underlying funds may enter into futures contracts, including currency, bond, treasury index and interest rate futures for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The underlying fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The underlying fund’s investment or hedging strategies may be unable to achieve their objectives.

B.2	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Derivatives Risk — Interest Rate Swaps. The underlying fund may enter into interest rate swap agreements to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the underlying fund’s investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the underlying fund to liquidate at an advantageous time or price, which may result in significant losses.

Derivatives Risk — Options. Certain underlying funds may buy and sell call and put options for investment purposes, for risk management (hedging) purposes, and to increase flexibility. If the underlying fund sells a put option, there is a risk that the underlying fund may be required to buy the underlying asset at a disadvantageous price. If the underlying fund sells a call option, there is a risk that the underlying fund may be required to sell the underlying asset at a disadvantageous price. If the underlying fund sells a call option on an underlying asset that the underlying fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the underlying fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Derivatives Risk — Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to counterparty credit risk, may be difficult to value, and may not be possible to liquidate at an advantageous time or price, which may result in significant losses.

Derivatives Risk —Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the underlying fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the underlying fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.3

U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

See the SAI for more information on derivative instruments and related risks.

Focused Portfolio Risk. Underlying funds that invest in a limited number of companies may have more volatility and is considered to have more risk than a underlying fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. An underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the underlying fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the underlying fund’s after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the underlying fund’s returns.

Geographic Concentration Risk. Underlying funds that concentrate their investments geographically may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic region. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Highly Leveraged Transactions Risk. Certain underlying funds invest in loans or other securities substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk. Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

B.4	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by the Fund depends on the amount of principal invested, and that principal will not grow with inflation unless the Fund reinvests the portion of underlying fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Investing in Other Funds Risk. An underlying fund, and its shareholders (which includes the Funds), indirectly bears a portion of the expenses of any other funds, including exchange-traded funds, in which the underlying fund (and therefore, indirectly, the Funds) invests. The performance of the funds in which the underlying fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds in which the underlying funds invest are shared by investors in such fund, redemptions by other investors in the fund in which the underlying fund invests could result in decreased economies of scale and increased operating expenses for the fund in which the underlying fund invests. These transactions might also result in higher brokerage, tax or other costs for the underlying fund. This risk may be particularly important when one investor owns a substantial portion of any fund in which the underlying fund invests. If a fund in which the underlying fund invests pays fees to the Investment Manager or a subadviser (if any) or their respective affiliates, this could result in the Investment Manager or the subadviser having a potential conflict of interest in selecting the funds in which the underlying fund invests or in determining the percentage of the underlying fund’s investments allocated to each such fund. There are also circumstances in which the fiduciary duties of the Investment Manager or a subadviser to the underlying fund may conflict with its fiduciary duties to the funds in which the underlying fund invests for which it also serves as investment manager.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk. Leverage occurs when an underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying fund shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the underlying fund’s portfolio securities will have a disproportionate effect on its net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause an underlying fund to underperform other mutual funds if that style falls out of favor with the market.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.5

Mortgage-Related and Other Asset-Backed Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Turnover Risk. The underlying funds’ portfolio managers may actively and frequently trade securities or other instruments in its portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the underlying fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the underlying fund due to an increase in short-term capital gains. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the underlying fund. The trading costs and tax effects associated with portfolio turnover may adversely affect the underlying fund’s performance.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds use quantitative methods in their investment process that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds invest in or concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which an underlying fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the underlying fund may decline below the price at which the underlying fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the underlying fund agrees to repurchase that security from the underlying fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the underlying fund’s income and the value of your investment in the underlying fund to decline.

B.6	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and may be volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Risks of Investing in Money Market Funds. In addition to the fees and expenses that the underlying fund directly bears, the underlying fund indirectly bears the fees and expenses of affiliated or unaffiliated money market funds in which it may invest. Additionally, by investing in money market funds, the underlying fund will be exposed to the investment risks of such money market funds. To the extent the underlying fund invests a significant portion of its assets in a money market fund, the underlying fund will bear increased indirect expenses and be more susceptible to the investment risks of the money market fund. The money market fund may also not achieve its investment objective. The underlying fund, through its investment in the money market fund, may not achieve its investment objective.

Risk of Investing in Wholly-Owned Subsidiary. By investing in one or more wholly-owned subsidiaries organized under the laws of the Cayman Islands (any such subsidiary, the Subsidiary), certain underlying funds (and the Funds that invest in them) are indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all the investor protections of the 1940 Act. However, such underlying fund wholly owns and controls the Subsidiary, and the underlying fund and the Subsidiary are both managed by the Investment Manager and subadvised by a Subadviser (if any). The Fund’s Board of Trustees oversees the investment activities of the underlying fund, including its investment in a Subsidiary, and the underlying fund’s role as sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in its prospectus and SAI and could adversely affect the underlying fund and its shareholders (which would include the Funds).

Sector Risk. Underlying funds that emphasize one or more economic sectors or industries may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which they invest than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The underlying fund may make short sales, which involve selling a security or other assets the underlying fund does not own in anticipation that its price will decline. Short positions introduce more risk to the underlying fund than long positions (where the underlying fund owns the security) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum price of the shorted security when purchased in the open market. Therefore, in theory, securities sold short have unlimited risk. The underlying fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The underlying fund’s use of short sales in effect “leverages” the underlying fund, as the underlying fund may use the cash proceeds from short sales to invest in additional long positions.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.7

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small- and mid-cap companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The largest risks associated with sovereign debt include credit risk and risks of foreign/emerging markets investing.

Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. Certain underlying funds intend to gain exposure to the commodities markets through investments that give rise to qualifying income, by investing directly in commodity-linked instruments that the underlying fund believes give rise to qualifying income, or indirectly through its investments in the Subsidiary, which, in turn, would invest in commodities or commodity-linked instruments. For underlying funds that invest in a Subsidiary, the Subsidiary intends to operate in such a manner that the 90% gross income requirement in respect of the underlying fund is satisfied. Such underlying fund must also meet certain asset diversification requirements in order to qualify as a regulated investment company, including investing no more than 25% of its total assets in the Subsidiary as of the end of each quarter of its taxable year. If such underlying Fund does not appropriately limit its commodity-linked investments, including its investments in the Subsidiary, or if such investments are re-characterized for U.S. federal income tax purposes, the underlying fund may be unable to qualify as a regulated investment company for one or more years, which would adversely affect the value of the underlying fund and the favorable tax treatment of Contracts funded by the underlying fund. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or the underlying fund’s liquidation.

Technology and Technology-Related Investment Risk. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The underlying fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

B.8	VARIABLE PORTFOLIOS — 2012 PROSPECTUS

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Varying Distribution Levels Risk. The amount of the distributions paid by the underlying fund generally depends on the amount of income and/or dividends received by the underlying fund on the securities it holds. The underlying fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the underlying fund receives from its investments decline.

VARIABLE PORTFOLIOS — 2012 PROSPECTUS	B.9

Additional information about the Funds and their investments is available in the Funds’ SAI, annual and semiannual reports. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or to make a shareholder inquiry, contact your financial intermediary or the Funds directly through the address or telephone number below.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Since shares of the Funds are offered generally only to insurance company separate accounts to serve as investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds’ offering documents and shareholder reports are not available on our public website at columbiamanagement.com.

Information about the Funds, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #: 811-22127

S-6534-99 E (5/12)